UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001658638
OBX 2022-NQM2 Trust
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): _______________
Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01       AMC Diligence, LLC (“AMC”) Narrative

99.02       AMC Rating Agency Grades Report

99.03       AMC Exception Grades Report

99.04       AMC Valuation Summary Report

99.05       AMC Business Purpose Report

99.06       AMC Data Compare Report

99.07       Consolidated Analytics, Inc (“CA”) Narrative

99.08       CA Due Diligence Standard Report

99.09       CA Data Compare Report

99.10       CA Valuation Summary Report

99.11       CA Grading Summary Report

99.12       CA Loan Level Findings Report

99.13       Canopy Financial Technology Partners LLC (“Canopy”) Narrative

99.14       Canopy Rating Agency Grades Report

99.15       Canopy Rating Agency Grades Summary

99.16       Canopy Valuation Report

99.17       Canopy ATR QM Report

99.18       Canopy Data Compare Report

99.19       Covius Real Estate Services, LLC (“Covius”) Narrative

99.20       Covius ATR QM Report

99.21       Covius RA Exceptions Report

99.22       Covius RA Grades Report

99.23       Covius Tape Compare Report

99.24       Covius Valuation Report

99.25       Evolve Mortgage Services (“Evolve”) Narrative

99.26       Evolve Rating Agency Grades Report

99.27       Evolve Exception Details Report

99.28       Evolve Valuation Report

99.29       Evolve Data Compare Report

99.30       Evolve QM ATR Data Report

99.31       Evolve Business Purpose Report

99.32       Inglet Blair, LLC (“Inglet Blair”) Narrative

99.33       Inglet Blair Loan Summary Report

99.34       Inglet Blair Exception Report

99.35       Inglet Blair Final Grading Summary Report

99.36       Inglet Blair QM Summary Report

99.37       Inglet Blair Data Comparison Report

99.38       Inglet Blair Valuation Report

99.39       Inglet Blair Payment History Report

99.40       Clayton Services LLC (“Clayton”) Narrative

99.41       Clayton Conditions Summary Report

99.42       Clayton Conditions Detail Report

99.43       Clayton Loan Grades Report

99.44       Clayton Loan Level Tape Compare Report

99.45       Clayton Non ATR QM Report

99.46       Clayton Rating Agency ATR QM Data Fields Report

99.47       Clayton Valuations Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: February 1, 2022	/s/ Christian Greco
Name: Christian Greco
Title: Authorized Signatory